SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Costs (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	SFr 49.0	SFr 19.1
Non-performance based incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	13.0	4.9
Performance-based incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	7.7	1.2
Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	4.9	0.8
Shareholding Incentive Plan (SHIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	4.3	2.3
Employee Share Purchase Plan (ESPP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	16.5	0.0
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	SFr 2.6	SFr 9.9
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of bonus eligible to be received in shares	100.00%
Award premium	12.50%
Vesting period	1 year